Note 42 (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Income Expense [Abstract]
Other operating income [Table Text Block]
The breakdown of the balance under the heading “Other operating income” in the consolidated income statements is as follows:

Other operating income (Millions of Euros)
	2024	2023	2022
Gains from sales of non-financial services	354	347	284
Other operating income	269	272	244
Total	623	619	528

Other operating expense [Table Text Block]
The breakdown of the balance under the heading “Other operating expense” in the consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	2024	2023	2022
Change in inventories	165	151	134
Contributions to guaranteed banks deposits funds ⁽¹⁾	636	1,017	997
Hyperinflation adjustment ⁽²⁾	1,775	2,007	1,687
Other operating expense ⁽³⁾	1,374	867	620
Total	3,951	4,042	3,438
(1) In 2024, no contributions were made to the European Single Resolution Fund (SRF) since the constitution phase of the fund has been completed. Likewise, the Deposits Guarantee Fund of Credit Institutions in Spain reached in 2023 the minimum coverage level established by the European Regulation with respect to covered deposits, so that no additional contribution was necessary for this purpose during 2024, although prior contributions are maintained.
(2) For the year ended December 31, 2024 it includes €1,419 million related to Argentina and €348 million related to Turkey. For the year ended December 31, 2023 it included €1,062 million related to Argentina and €916 million related to Turkey. For the year ended December 31, 2022, it included €822 million related to Argentina and €832 million related to Turkey (see Note 2.2.18).
(3) For the year ended December 2024 and 2023, it includes €285 and €215 million, respectively, corresponding to the total annual amount disbursed under the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022 (see Note 19.6). The change compared to 2023 is mainly as a result of higher taxes in various geographies due to increased activity.